CONSOLIDATED STATEMENT OF FINANCIAL POSITION - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Non-current assets
Property, plant and equipment (NOTE 11)	kr 15,527	kr 18,368
Capitalized development costs (NOTE 5)	426,079	416,922
Other intangible assets (NOTE 12)	45,957	36,171	kr 409,900
Financial non-current assets	2	2
Total non-current assets	487,565	471,464
Current assets
Inventories (NOTE 7)	9,746	13,685
Accounts receivable - trade (NOTE 18)	1,578	35
Other current receivables (NOTE 18,20)	34,371	1,390
Prepaid expenses and accrued income (NOTE 18,19)	19,234	7,008
Cash and cash equivalents (NOTE 18)	15,580	28,001	26,208
Total current assets	80,509	50,119
TOTAL ASSETS	568,075	521,583	515,579
Equity and reserves attributable to Parent Company shareholders
Share capital (NOTE 21)	17,641	11,904	10,720
Non-registered share capital		706
Other capital provided	1,232,290	1,074,619
Reserves	(29)	(6)
Retained earnings, including income for the year	(904,860)	(786,853)
Equity attributable to Parent Company shareholders	345,042	300,371
Equity attributable to non-controlling interests	(6)
Total equity	345,036	300,371	326,053
Current liabilities
Convertible loans (NOTE 17,18)	52,841	66,307	25,549
Other borrowings (NOTE 18,25)	134,419	102,419	kr 94,395
Accounts payable (NOTE 18)	9,256	20,837
Other current liabilities (NOTE 22)	3,504	5,356
Accrued expenses and deferred income (NOTE 18,23)	23,019	26,294
Total current liabilities	223,039	221,212
Total liabilities	223,039	221,212
TOTAL EQUITY AND LIABILITIES	kr 568,075	kr 521,583